Accounts Receivable	12 Months Ended
Dec. 31, 2015
Accounts Receivable \ Other Receivables [Abstract]
Accounts receivable

NOTE 3 – ACCOUNTS RECEIVABLE

The Company accrues an allowance for bad debts related to our receivables. The receivable and allowance balances at December 31, 2015 and 2014 were as follows:

	December 31,
	2015	2014
Accounts receivable	$4,119,564	$2,696,420
Less: allowance for doubtful accounts	(125,103)	(132,301)
	$3,994,461	$2,564,119

The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. After evaluating the collectability of individual receivable balances, the Company increased the allowance for doubtful accounts in the amount of $0, $74,145, and $11,739 for the years ended December 31, 2015, 2014 and 2013, respectively.